Post balance sheet events	12 Months Ended
Sep. 30, 2022
Post balance sheet events
Post balance sheet events	29. Post balance sheet events On October 17, 2022 Arqit Quantum (Singapore) Pte. Ltd became a wholly owned subsidiary of Arqit Limited.